Johnson & Johnson Pension and Savings Plans Master Trust (Tables) - EBP 100	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31, 2025 and 2024.

			Savings Plan's
	Master Trust		Interest in Master Trust

	2025	2024	2025	2024

ASSETS
Investments, at fair value
Short-term investment funds	$837,401,795	$1,250,144,436	$206,318,324	$692,656,295
Government and agency securities	7,909,637,860	6,702,640,214	800,180,333	495,174,353
Debt Instruments	2,715,291,495	2,655,972,031	473,757,951	387,677,429
Equity Securities	15,823,220,308	15,780,859,727	10,337,584,046	9,752,368,091
Common collective trusts	18,002,382,609	14,649,283,090	13,445,991,078	10,394,318,582
Limited Partnerships/Co-Investments	4,067,712,231	3,623,532,368	—	73,382,479
Other assets and liabilities, net	(11,570,781)	(101,772,978)	5,041,861	4,507,805
Total Investments at Fair Value	$49,344,075,517	$44,560,658,888	$25,268,873,593	$21,800,085,034

Other assets
Guaranteed and synthetic investment
contracts at contract value	$1,635,918,229	$1,768,181,421	$1,576,802,634	$1,708,110,513
Receivable for investments sold	1,178,126,254	409,180,700	12,559,513	38,447,263
Interest receivables	68,163,126	76,491,082	11,723,419	10,260,403
Dividend receivables	6,667,833	8,237,777	3,733,376	4,196,473
Other receivables	11,476,531	9,170,067	5,573,931	5,918,884
Total Other Assets	$2,900,351,973	$2,271,261,047	$1,610,392,873	$1,766,933,536

Total Master Trust assets	$52,244,427,490	$46,831,919,935	$26,879,266,466	$23,567,018,570

LIABILITIES

Payables for investments purchased	$(771,321,464)	$(578,825,229)	$(106,998,760)	$(82,707,185)
All other payables	(17,418,452)	(62,778,061)	(14,108,338)	(11,380,425)
Total Liabilities	$(788,739,916)	$(641,603,290)	$(121,107,098)	$(94,087,610)

Net Master Trust assets	$51,455,687,574	$46,190,316,645	$26,758,159,368	$23,472,930,960
The following table presents the changes in net assets for the Master Trust for the year ended December 31, 2025:

2025
Changes in Net Assets:
Net appreciation (depreciation) in fair value of investments	$6,680,997,213
Interest	515,823,901
Dividends	247,389,143
Total net investment income (loss)	7,444,210,257

Investments Measured at Fair Value and NAV	2025 Master Trust Investments Measured at Fair Value

	Quoted market prices inputs	Observable inputs	Unobservable inputs	Investments measured at Net	Total Assets
December 31, 2025	(Level 1)	(Level 2)	(Level 3)	Asset Value
Short-term investment funds	$—	$837,401,795	$—	$—	$837,401,795
Government and agency securities	—	7,909,637,860	—	—	7,909,637,860
Debt instruments	—	2,715,291,495	—	—	2,715,291,495
Equity Securities	15,822,609,084	—	611,224	—	15,823,220,308
Common collective trusts	—	—	—	18,002,382,609	18,002,382,609
Limited Partnerships/Co-Investments	—	—	101,370,032	3,966,342,199	4,067,712,231
Other assets and liabilities, net	(208,048)	(11,362,733)	—	—	(11,570,781)
Trust investments at fair value	$15,822,401,036	$11,450,968,417	$101,981,256	$21,968,724,808	$49,344,075,517
2024 Master Trust Investments Measured at Fair Value

	Quoted market prices inputs	Observable inputs	Unobservable inputs	Investments measured at Net	Total Assets
December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Asset Value
Short-term investment funds	$—	$1,250,144,436	$—	$—	$1,250,144,436
Government and agency securities	—	6,702,640,214	—	—	6,702,640,214
Debt instruments	—	2,655,972,031	—	—	2,655,972,031
Equity securities	15,780,859,727	—	—	—	15,780,859,727
Common Collective Trusts	—	—	—	14,649,283,090	14,649,283,090
Limited Partnerships/Co-Investments	—	—	96,720,580	3,526,811,788	3,623,532,368
Other assets and liabilities, net	(113,770,373)	11,997,395	—	—	(101,772,978)
Trust investments at fair value	$15,667,089,354	$10,620,754,076	$96,720,580	$18,176,094,878	$44,560,658,888

Schedule of Fair Value of Derivatives
Presented in the following table is the fair value of derivatives within the Trust as of December 31, 2025 and 2024. The net unrealized appreciation/depreciation of these derivative instruments is included in the Interest in Johnson & Johnson Pension and Savings Plans Master Trust, at fair value in the Statements of Net Assets Available for Benefits. Derivatives are included in the Other assets and liabilities, net category in the Master Trust Table.

	2025		2024
	Asset	Liability	Asset	Liability
Fair Value of Derivatives
Forward Foreign Exchange Contracts	$—	$581,001	$67,841	$—
Futures	—	2,436,559	—	4,059,383
Interest Rate Swaps	3,140,879	—	43,615	—
Credit Default Swaps	5,947,250	—	—	3,726,186
Options	—	13,381	—	22,416
Total Return Swaps	—	19,169,900	—	33,848,570
Total	$9,088,129	$22,200,841	$111,456	$41,656,555
The following table provides information on the investment gains/(losses) on derivatives within the Trust for the year ended December 31, 2025. These amounts are included in the Plan’s interest in the Johnson & Johnson Pension and Savings Plans Master Trust net investment income/loss on the Statement of Changes in Net Assets Available for Benefits.

	2025
	Realized (Loss)/Gain	Change in Unrealized (Loss)/Gain	Total Investment (Loss)/Gain
Forward Foreign Exchange Contracts	$519,175	$(648,842)	$(129,667)
Futures	24,651,470	1,622,824	26,274,294
Interest Rate Swaps	(246,684)	3,097,264	2,850,580
Credit Default Swaps	873,164	9,673,436	10,546,600
Options	260,241	9,035	269,276
Total Return Swaps	94,541,043	14,678,670	109,219,713
Total	$120,598,409	$28,432,387	$149,030,796

The following table provides information on collateral pledged by and owed to the Trust as of December 31, 2025 and 2024.

	2025	2024
	Pledged/ (Owed)	Pledged/ (Owed)
	Cash	Cash
Futures	—	—
Swaps	4,518,000	(9,440,000)
The following table provides the average notional value of derivatives held by the Trust as of December 31, 2025 and 2024.

	Average Notional Value
	2025	2024
Purchased Forward Foreign Exchange Contracts	$13,870,511	$2,327,990
Sold Forward Foreign Exchange Contracts	33,333,526	10,323,692
Purchased Futures Contracts	1,567,406,214	2,415,846,358
Sold Futures Contracts	65,869,093	39,707,608
Purchased Options Contracts	—	250,000
Written Options Contracts	36,485,853	6,800,000
Interest Rate Swaps	645,053,267	602,893,898
Written Credit Default Swaps	159,491,117	182,271,163
Total Return Swaps	1,859,844,287	1,755,247,963

For the written credit default swaps, the recourse provisions are determined either by the International Swaps and Derivatives Association ("ISDA") agreements or the exchange. Where the Trust is a seller of credit default swaps and if a credit event occurs due to the default of the underlying security or the underlying tranche, this would result in a net loss to the Trust. At December 31, 2025, the maximum payout for outstanding credit default swaps aggregated to $157,335,000 with terms as follows:

	December 31, 2025
Number of Contracts	Maturity	Total Value
13	1 Year	$116,530,000
4	2 Years	8,275,000
1	3 Years	100,000
2	4 Years	1,300,000
3	5 Years	6,100,000
2	6 Years	9,200,000
1	7 Years	2,600,000
2	8 Years	1,300,000
2	9 Years	3,900,000
1	10 Years	8,030,000

At December 31, 2024, the maximum payout for outstanding credit default swaps aggregated to $162,305,000 with terms as follows:

	December 31, 2024
Number of Contracts	Maturity	Total Value
4	1 Year	$5,600,000
9	2 Years	110,930,000
4	3 Years	8,275,000
1	4 Years	200,000
3	5 Years	10,700,000
2	7 Years	9,200,000
2	8 Years	8,100,000
2	9 Years	1,300,000
1	10 Years	8,000,000